Summary of Significant Accounting Policies - Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Allowances for Doubtful Accounts	$ 4.6	$ 6.0	$ 5.9	$ 7.3